iShares
®
Global Energy ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  1 .5%
Santos Ltd. ............................. 2,223,695 $ 9,133,129
Woodside Energy Group Ltd. ................. 1,309,676 20,421,255
29,554,384
a
Austria  —  0 .3%
OMV AG .............................. 99,199 5,520,168
a
Brazil  —  0 .8%
Petroleo Brasileiro SA - Petrobras , ADR .......... 1,281,763 15,188,891
a
Canada  —  14 .5%
Cameco Corp. ........................... 299,960 27,466,375
Canadian Natural Resources Ltd. .............. 1,435,184 48,611,493
Cenovus Energy, Inc. ...................... 947,627 16,031,401
Enbridge, Inc. ........................... 1,502,550 71,900,830
Imperial Oil Ltd. .......................... 106,123 9,168,384
Pembina Pipeline Corp. .................... 400,290 15,249,837
Suncor Energy, Inc. ....................... 828,074 36,753,683
TC Energy Corp. ......................... 716,877 39,475,111
Tourmaline Oil Corp. ....................... 253,267 11,361,079
276,018,193
a
China  —  0 .8%
PetroChina Co. Ltd. , Class H ................. 14,532,000 15,664,016
a
Colombia  —  0 .1%
Ecopetrol SA , ADR
(a)
...................... 166,931 1,672,649
a
Finland  —  0 .3%
Neste OYJ ............................. 296,727 6,712,886
a
France  —  4 .8%
TotalEnergies SE ......................... 1,398,845 91,201,882
a
Italy  —  1 .6%
Eni SpA ............................... 1,430,791 27,122,245
Tenaris SA ............................. 226,264 4,365,958
31,488,203
a
Japan  —  1 .4%
ENEOS Holdings, Inc. ..................... 1,864,720 13,193,088
Inpex Corp. ............................. 633,100 12,662,331
25,855,419
a
Norway  —  1 .0%
Aker BP ASA ............................ 208,264 5,299,517
Equinor ASA ............................ 581,268 13,707,349
19,006,866
a
Portugal  —  0 .3%
Galp Energia SGPS SA , Class B .............. 287,971 4,958,954
a
Spain  —  0 .8%
Repsol SA ............................. 777,484 14,506,615
a
United Kingdom  —  11 .0%
BP PLC ............................... 10,796,753 62,966,272
Shell PLC .............................. 3,971,109 146,344,330
209,310,602
a
Security Shares Value
a
United States  —  59 .4%
APA Corp. ............................. 244,028 $ 5,968,925
Baker Hughes Co. , Class A .................. 679,799 30,958,046
Chevron Corp. ........................... 1,304,058 198,751,480
ConocoPhillips .......................... 851,363 79,696,090
Coterra Energy, Inc. ....................... 524,536 13,805,788
Devon Energy Corp. ....................... 433,891 15,893,427
Diamondback Energy, Inc. ................... 128,353 19,295,307
EOG Resources, Inc. ...................... 373,819 39,254,733
EQT Corp. ............................. 429,931 23,044,302
Expand Energy Corp. ...................... 164,076 18,107,427
Exxon Mobil Corp. ........................ 2,905,472 349,644,501
Halliburton Co. .......................... 582,139 16,451,248
Kinder Morgan, Inc. ....................... 1,348,730 37,076,588
Marathon Petroleum Corp. .................. 207,369 33,724,420
Occidental Petroleum Corp. .................. 495,461 20,373,356
ONEOK, Inc. ............................ 433,488 31,861,368
Phillips 66 .............................. 277,583 35,819,310
SLB Ltd. ............................... 1,029,171 39,499,583
Targa Resources Corp. ..................... 147,883 27,284,414
Texas Pacific Land Corp. .................... 39,627 11,381,667
Valero Energy Corp. ....................... 210,150 34,210,319
Williams Companies, Inc. (The) ............... 841,313 50,571,324
1,132,673,623
a
Total Common Stocks — 98.6%
(Cost: $ 1,885,205,735 ) ............................... 1,879,333,351
a
Preferred Stocks
Brazil  —  0 .9%
Petroleo Brasileiro SA - Petrobras , Preference Shares ,
ADR ................................ 1,519,622 17,126,140
a
Total Preferred Stocks — 0.9%
(Cost: $ 25,530,797 ) ................................. 17,126,140
a
Total Long-Term Investments — 99.5%
(Cost: $ 1,910,736,532 ) ............................... 1,896,459,491
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(b) (c) (d)
...................... 787,381 787,775
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(b) (c)
............................ 4,032,441 4,032,441
a
Total Short-Term Securities — 0.2%
(Cost: $ 4,820,137 ) .................................. 4,820,216
Total Investments —  99.7%
(Cost: $ 1,915,556,669 ) ............................... 1,901,279,707
Other Assets Less Liabilities — 0 .3% ...................... 5,475,072
Net Assets — 100.0% ................................. $ 1,906,754,779
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Global Energy ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 799,200  $ —  $ (10,551)
(a)
$ (953) $ 79  $ 787,775  787,381  $ 123,915
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 2,890,000  1,142,441
(a)
—  —  —  4,032,441  4,032,441  78,974  —
$ (953) $ 79
$ 4,820,216
$ 202,889  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 89 03/20/26 $ 8,390 $ (135,455)
FTSE 100 Index ..................................................................... 11 03/20/26 1,469 12,085
$ (123,370)

iShares
®
Global Energy ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,425,553,356  $ 453,779,995  $ —  $ 1,879,333,351
Preferred Stocks ......................................... 17,126,140  —  —  17,126,140
Short-Term Securities
Money Market Funds ...................................... 4,820,216  —  —  4,820,216
$ 1,447,499,712  $ 453,779,995  $ —  $ 1,901,279,707
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 12,085  $ —  $ —  $ 12,085
Liabilities
Equity Contracts ........................................... (135,455) —  —  (135,455)
$ (123,370) $ —  $ —  $ (123,370)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
Fair Value Hierarchy as of Period End (continued)